INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 13,473	$ 9,845
Work in process	1,808	1,299
Finished products	21,613	23,563
Inventories	$ 36,894	$ 34,707